Retirement Plans And Postretirement Benefits (Net Postretirement Benefit Costs And Postretirement Projected Benefit Obligation) (Details)	5 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.71%	3.20%
Discount rate		3.20%	3.61%
Postretirement Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		5.57%	5.07%
Health care cost trend on covered charges, Initial		6.53%	6.86%
Health care cost trend on covered charges, Ultimate		6.05%	6.23%
Health care cost trend on covered charges, Years to ultimate	8 years		8 years
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		5.07%	4.80%
Health care cost trend on covered charges, Initial		6.86%	6.80%
Health care cost trend on covered charges, Ultimate		6.23%	5.96%
Health care cost trend on covered charges, Years to ultimate		7 years	7 years